Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 469	$ 409	$ 432	$ 416
Provision for credit losses
Originations	13	29	43	59
Maturities	(4)	(6)	(10)	(16)
Changes in risk, parameters and exposures	2	(39)	29	(65)
Write-offs	(8)	(10)	(16)	(20)
Recoveries	4	3	7	8
Exchange rate and other	4	2	(5)	6
Balance at end of period	480	388	480	388
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	254	187	235	186
Provision for credit losses
Transfers to Stage 1	19	36	32	60
Transfers to Stage 2	(13)	(4)	(19)	(6)
Transfers to Stage 3	(1)		(1)	(1)
Originations	13	29	43	59
Maturities	(4)	(5)	(8)	(12)
Changes in risk, parameters and exposures	(31)	(60)	(44)	(104)
Exchange rate and other	1	1		2
Balance at end of period	238	184	238	184
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	82	85	65	92
Provision for credit losses
Transfers to Stage 1	(19)	(31)	(32)	(50)
Transfers to Stage 2	15	5	25	7
Transfers to Stage 3	(2)	(8)	(5)	(15)
Maturities		(1)	(2)	(4)
Changes in risk, parameters and exposures	26	20	51	39
Exchange rate and other	1	1	1	2
Balance at end of period	103	71	103	71
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	133	137	132	138
Provision for credit losses
Transfers to Stage 1		(5)		(10)
Transfers to Stage 2	(2)	(1)	(6)	(1)
Transfers to Stage 3	3	8	6	16
Changes in risk, parameters and exposures	7	1	22
Write-offs	(8)	(10)	(16)	(20)
Recoveries	4	3	7	8
Exchange rate and other	2		(6)	2
Balance at end of period	$ 139	$ 133	$ 139	$ 133